Property And Equipment (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Nov. 01, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 10,490	$ 51,878	$ 51,596	$ 42,231